[WILLKIE FARR & GALLAGHER LLP LETTERHEAD]

VIA EDGAR

Mr. Jeffrey Sears
Division of Corporate Finance
United States Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549-0405

Re:	TransDigm Group Incorporated (File No. 333-142273)
Form S-3 filed on April 20, 2007
Form 8-K filed on April 20, 2007

Dear Mr. Sears:

On behalf of TransDigm Group Incorporated, a Delaware corporation (the “Company”), set forth below is the Company’s response to the comment of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) pertaining to the Company’s Registration Statement (the “Registration Statement”) contained in your letter, dated May 7, 2007.  On behalf of the Company, we hereby submit to the Commission Amendment No. 1 to the Registration Statement (the “Amendment”) that contains changes made in response to the comment of the Staff.  To facilitate your review, we have set forth your comment below with the Company’s response. We have marked the enclosed Amendment.

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1.               Comment:  Throughout the Form S-3, you disclose the February 7, 2007 acquisition of ATI for an aggregate purchase price of $430 million. In the Form S-3, we note you have filed two years of audited statements of income, stockholders’ equity and comprehensive income, and cash flows for the fiscal years ended December 31, 2006 and 2005 for the acquired company (“ATI”).

However, using the most recently completed annual fiscal year ends of ATI (December 31, 2006) and the registrant (September 30, 2006) prior to the February 2007 date of acquisition, the significant subsidiary (income) test results in a significance level of 60% for this acquisition. In determining this 60% significance level, we compared the amount of income from continuing operations before income taxes of ATI ($24.8 million) to the registrant’s ($41.4 million) for each of their most recently completed fiscal year ends. As the significance level of this acquisition exceeds 50%, you will be required to file three years of audited financial statements of the acquired business (ATI) prior to effectiveness of this registration statement. Reference is made to the guidance in both Rules 3-05 and 1-02(w) of Regulation S-X concerning financial statements of businesses acquired and the significant subsidiary test. Please amend the Form S-3 to include one additional year

(i.e. fiscal year ended December 31, 2004) of audited statements of income, stockholders’ equity and cash flows for ATI. In addition, please amend the Form 8-K date April 20, 2007 to incorporate the additional financial statements required for this business acquisition.

Response:  The Company has revised the Registration Statement to include the audited consolidated statements of income, stockholders’ equity and comprehensive income and cash flows for Aviation Technologies, Inc. and its subsidiaries for the year ended December 31, 2004.  In addition, on the date hereof, the Company will file an amendment to its Form 8-K, which was previously filed on April 20, 2007, to include the additional financial statements.

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Should you have any questions regarding the foregoing or should you need further information, please call Cristopher Greer or the undersigned at (212) 728-8000.

Very truly yours,

/s/ Russell L. Leaf

Russell L. Leaf

cc:	Joseph Foti, Senior Assistant Chief Accountant
W. Nicholas Howley, TransDigm Group Incorporated
Damien Zoubek, Cravath, Swaine & Moore LLP
Cristopher Greer, Willkie Farr & Gallagher LLP